As filed with the Securities and Exchange Commission on May 9, 2011

Securities Act File No. 033-73140

Investment Company Act File No. 811-8220

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 45	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 46	☒

(Check appropriate box or boxes)

ING VARIABLE PRODUCTS TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. ING Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 45 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 9th day of May, 2011.

ING VARIABLE PRODUCTS TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr. Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Todd Modic*	Senior Vice President Chief/Principal Financial Officer	May 9, 2011

John V. Boyer*	Trustee	May 9, 2011

Patricia W. Chadwick*	Trustee	May 9, 2011

J. Michael Earley*	Trustee	May 9, 2011

Patrick W. Kenny*	Trustee	May 9, 2011

Shaun P. Mathews*	Interested Trustee and President and Chief Executive Officer	May 9, 2011

Sheryl K. Pressler*	Trustee	May 9, 2011

Colleen D. Baldwin*	Trustee	May 9, 2011

Peter S. Drotch*	Trustee	May 9, 2011

Roger B. Vincent*	Chairman and Trustee	May 9, 2011

Robert W. Crispin*	Interested Trustee	May 9, 2011

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr. as Attorney-in-Fact**

**	Powers of Attorney for Todd Modic and each Trustee were filed as attachments to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form.N-1A filed on February 10, 2011 and are incorporated herein by reference

EXHIBIT INDEX

ING Variable Products Trust.

Exhibit Number	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase